Risk management - Capital risk (Details)		12 Months Ended
	Apr. 29, 2016	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2016
Risk management
Leverage ratio, baseline reference effect percentage		3.00%
Leverage ratio		7.13%
Capital preservation supplement, Projected period	4 years
Capital preservation supplement target				1.20%
Capital preservation supplement, Percent of requirement achieved		100.00%
Net Capital / Assets subject to Credit, Market and Operating Risk		19.38%	21.56%